UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05150
                                     --------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    383 Madison Avenue, New York, NY                           10179
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)

                             Kayadti A. Madison

 Cornerstone Strategic Value Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                      --------------------

Date of fiscal year end:       December 31, 2008
                               -----------------

Date of reporting period:      March 31, 2008
                              ------------------

ITEM 1: SCHEDULE OF INVESTMENTS

================================================================================
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
================================================================================

                                                          NO. OF
DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------      ---------    ----------
EQUITY SECURITIES - 99.54%
  CLOSED-END FUNDS - 1.52%
    Adams Express Company (a)                              49,500 $     620,235
    Boulder Growth & Income Fund Inc. ^                     4,600        38,042
    Dreman/Claymore Dividend & Income Fund                  4,300        61,791
    General American Investors Company                      3,000        95,370
    Liberty All-Star Equity Fund                           96,330       615,549
    Zweig Fund, Inc.                                       29,000       133,110
                                                                  -------------
                                                                      1,564,097
                                                                  -------------
  CONSUMER DISCRETIONARY - 7.80%
    Amazon.com, Inc. *                                      5,500       392,150
    Carnival Corporation                                    6,300       255,024
    Clear Channel Communications, Inc.                      3,300        96,426
    Comcast Corporation, Class A                           28,555       552,254
    Gap, Inc. (The)                                        12,200       240,096
    Home Depot, Inc. (The)                                 15,600       436,332
    J.C. Penney Company, Inc.                               4,500       169,695
    Johnson Controls, Inc.                                  7,500       253,500
    Lowe's Companies, Inc.                                 11,900       272,986
    McDonald's Corporation                                 18,600     1,037,322
    News Corporation, Class A                              23,000       431,250
    NIKE, Inc., Class B                                     6,100       414,800
    Omnicom Group Inc.                                      6,200       273,916
    Staples, Inc.                                          10,800       238,788
    Starbucks Corporation *                                 2,800        49,000
    Target Corporation                                      6,800       344,624
    Time Warner Inc.                                       43,500       609,870
    TJX Companies, Inc. (The)                               3,000        99,210
    Toyota Motor Corporation ADR                            2,500       252,225
    Viacom Inc., Class B *                                  9,450       374,409
    Walt Disney Company (The)                              38,700     1,214,406
                                                                  -------------
                                                                      8,008,283
                                                                  -------------
  CONSUMER STAPLES - 11.91%
    Altria Group, Inc                                      13,300       295,260
    Anheuser-Busch Companies, Inc.                          6,200       294,190
    Archer-Daniels-Midland Company                          3,960       162,994
    Coca-Cola Company (The)                                41,000     2,495,670
    Colgate-Palmolive Company                               6,400       498,624
    ConAgra Foods, Inc.                                    10,900       261,055
    CVS Corporation                                        10,430       422,519
    General Mills, Inc.                                     5,000       299,400
    H.J. Heinz Company                                      4,000       187,880
    Kimberly-Clark Corporation                             10,500       677,775
    Kraft Foods Inc, Class A                               10,932       339,001
    Kroger Co. (The)                                       13,800       350,520
    PepsiCo, Inc.                                          11,100       801,420
    Philip Morris International Inc. *                     13,300       672,714
    Procter & Gamble Company (The)                         37,797     2,648,436
    Sysco Corporation                                       9,800       284,396
    Walgreen Co.                                           19,800       754,182
    Wal-Mart Stores, Inc.                                  15,100       795,468
                                                                  -------------
                                                                     12,241,504
                                                                  -------------
  ENERGY - 13.87%
    Baker Hughes Incorporated                              10,600       726,100
    BJ Services Company                                     3,500        99,785
    Chevron Corporation                                    28,032     2,392,812
    ConocoPhillips                                         10,474       798,224
    ENSCO International Incorporated                        2,500       156,550
    Exxon Mobil Corporation                                70,500     5,962,888
    Halliburton Company                                    13,200       519,156
    Marathon Oil Corp.                                     15,000       684,000
    Noble Corporation                                       2,500       124,175
    Occidental Petroleum Corporation                       10,500       768,285
    Schlumberger Limited                                   11,500     1,000,500
    Transocean Inc.                                         2,500       338,000
    Valero Energy Corporation                               6,000       294,660
    XTO Energy, Inc.                                        6,250       386,625
                                                                  -------------
                                                                     14,251,760
                                                                  -------------
  FINANCIALS - 12.90%
    AFLAC Incorporated                                      7,000       454,650
    Allstate Corporation (The)                              6,800       326,808
    American Express Company                               14,600       638,312
    American International Group, Inc.                     12,831       554,941
    Bank of America Corporation                            36,138     1,369,992
    Bank of New York Mellon Corporation                     8,254       344,439
    BB&T Corporation                                        4,000       128,240
    CB Richard Ellis Group, Inc., Class A *                 9,000       194,760
    Charles Schwab Corporation (The)                        6,000       112,980
    Chubb Corporation (The)                                 4,100       202,868
    Citigroup Inc.                                         25,300       541,926
    Fannie Mae                                              4,000       105,280
    Freddie Mac                                             5,400       136,728
    Goldman Sachs Group, Inc. (The)                         4,800       793,872
    Hartford Financial Services Group, Inc. (The)           6,000       454,620
    JPMorgan Chase & Co.                                   31,132     1,337,119
    Lehman Brothers Holdings Inc.                           4,700       176,908
    Marsh & McLennan Companies, Inc.                        6,000       146,100
    Merrill Lynch & Co., Inc.                               4,700       191,478
    Metlife, Inc.                                          15,200       915,952
    Morgan Stanley                                          7,000       319,900
    PNC Financial Services Group, Inc.                      4,600       301,622
    Prudential Financial, Inc.                              4,200       328,650
    State Street Corporation                                3,500       276,500
    SunTrust Banks, Inc.                                    5,000       275,700
    Travelers Companies, Inc. (The)                         9,476       453,427
    U.S. Bancorp                                           21,901       708,716
    Wachovia Corporation                                   22,100       596,700
    Wells Fargo & Company                                  29,900       870,090
                                                                  -------------
                                                                     13,259,278
                                                                  -------------
  HEALTHCARE - 10.97%
    Abbott Laboratories                                    11,200       617,680
    Aetna Inc.                                              6,000       252,540
    Amgen Inc. *                                            9,900       413,622
    Baxter International Inc.                               5,000       289,100
    Becton, Dickinson and Company                           4,400       377,740
    Biogen Idec Inc. *                                      3,000       185,070
    Bristol-Myers Squibb Company                           25,500       543,150
    Cardinal Health, Inc.                                   2,950       154,904
    Covidien Limited                                        2,599       115,006
    Eli Lilly and Company                                   4,700       242,473

    Gilead Sciences, Inc. *                                 7,000       360,710
    Johnson & Johnson                                      40,900     2,653,183
    McKesson Corporation                                    2,800       146,636
    Medtronic, Inc.                                        14,500       701,365
    Merck & Co. Inc.                                       17,500       664,125
    Pfizer Inc.                                            43,560       911,711
    Schering-Plough Corporation                            29,000       417,890
    Stryker Corporation                                     3,500       227,675
    UnitedHealth Group Incorporated                        22,000       755,920
    WellPoint Inc. *                                        9,000       397,170
    Wyeth                                                  20,200       843,552
                                                                  -------------
                                                                     11,271,222
                                                                  -------------
  INDUSTRIALS - 13.18%
    3M Co.                                                  9,400       744,010
    Boeing Company (The)                                    4,200       312,354
    Burlington Northern Santa Fe Corporation                5,400       497,988
    Caterpillar Inc.                                        6,800       532,372
    CSX Corporation                                         6,500       364,455
    Danaher Corporation                                     3,500       266,105
    Deere & Company                                         5,000       402,200
    Emerson Electric Co.                                   12,000       617,520
    FedEx Corp.                                             2,000       185,340
    General Dynamics Corporation                            3,200       266,784
    General Electric Company                              100,900     3,734,309
    Honeywell International Inc.                           16,000       902,720
    Illinois Tool Works Inc.                               13,300       641,459
    Ingersoll-Rand Company Ltd., Class A                    4,500       200,610
    Lockheed Martin Corporation                             4,000       397,200
    Norfolk Southern Corporation                            5,500       298,760
    Northrop Grumman Corporation                            2,500       194,525
    Precision Castparts Corp.                               2,500       255,200
    Raytheon Company                                       11,000       710,710
    Union Pacific Corporation                               2,000       250,760
    United Parcel Service, Inc., Class B                    9,600       700,992
    United Technologies Corporation                        11,000       757,020
    Waste Management, Inc.                                  9,300       312,108
                                                                  -------------
                                                                     13,545,501
                                                                  -------------
  INFORMATION TECHNOLOGY - 16.61%
    Adobe Systems Incorporated *                            4,200       149,478
    Agilent Technologies Inc. *                             4,000       119,320
    Apple Computer, Inc. *                                  8,500     1,219,750
    Applied Materials, Inc.                                24,800       483,848
    Automatic Data Processing, Inc.                        11,900       504,441
    Cisco Systems, Inc. *                                  57,900     1,394,811
    Corning Incorporated                                   16,500       396,660
    Dell Inc. *                                             4,700        93,624
    eBay Inc. *                                             8,500       253,640
    EMC Corporation *                                      79,648     1,142,152
    Google Inc. *                                           5,500     2,422,585
    Hewlett-Packard Company                                19,900       908,634
    Intel Corporation                                      60,500     1,281,390
    International Business Machines Corporation            12,600     1,450,764
    Microsoft Corporation                                  87,200     2,474,736
    Motorola, Inc.                                         10,000        93,000
    Oracle Corporation *                                   48,272       944,200
    QUALCOMM Inc.                                          13,000       533,000
    Sun Microsystems, Inc. *                                1,875        29,119
    Texas Instruments Incorporated                         26,400       746,328
    Yahoo! Inc. *                                          14,800       428,164
                                                                  -------------
                                                                     17,069,644
                                                                  -------------

  MATERIALS - 3.75%
    Alcoa Inc.                                             16,900       609,414
    Dow Chemical Company (The)                              5,400       198,990
    E. I. du Pont de Nemours and Company                   17,300       808,948
    Freeport-McMoRan Copper & Gold, Inc.                    7,500       721,650
    International Paper Company                            15,500       421,600
    Monsanto Company                                        5,660       631,090
    Praxair, Inc.                                           5,500       463,265
                                                                  -------------
                                                                      3,854,957
                                                                  -------------
  REAL ESTATE INVESTMENT TRUST - 0.36%
    Simon Property Group, Inc.                              4,000       371,640
                                                                  -------------

  TELECOMMUNICATION SERVICES - 3.40%
    AT&T Inc.                                              56,539     2,165,444
    Sprint Nextel Corporation                              10,946        73,229
    Verizon Communications Inc.                            34,300     1,250,235
                                                                  -------------
                                                                      3,488,908
                                                                  -------------
  UTILITIES - 3.27%
    American Electric Power Company, Inc.                   8,000       333,040
    Dominion Resources, Inc.                               14,200       579,928
    Duke Energy Corporation                                15,800       282,030
    Edison International                                    9,000       441,180
    Exelon Corporation                                      3,000       243,810
    FirstEnergy Corp.                                       5,000       343,100
    FPL Group, Inc.                                         4,000       250,960
    PG&E Corporation                                        5,000       184,100
    Public Service Enterprise Group Incorporated            7,000       281,330
    Southern Company (The)                                 11,900       423,759
                                                                  -------------
                                                                      3,363,237
                                                                  -------------
TOTAL EQUITY SECURITIES
  (cost - $87,748,662)                                              102,290,031
                                                                  -------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                         (000'S)
                                                       -----------
SHORT-TERM INVESTMENTS - 0.57%
  MONEY MARKET SECURITY - 0.54%
    JPMorgan U.S. Government Money Market Fund        $     552         551,815
                                                                  -------------

  REPURCHASE AGREEMENT - 0.03%
    Bear, Stearns & Co. Inc. + ++
    (Agreement dated 3/31/2008 to
    be repurchased at $37,953, 3.00%,
    4/1/2008, collateralized by $40,047
    in United States Treasury Bonds)                         38          37,950
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $589,765)                                                     589,765
                                                                  -------------
TOTAL INVESTMENTS - 100.11%
  (cost - $88,338,427)                                              102,879,796
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%                        (116,280)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 102,763,516
                                                                  =============


-------------
(a) Affiliated investment. The Fund holds 0.60% (based on net assets) of Adams Express Company. A director of the Fund also serves as a director to such company. During the three months ended March 31, 2008 there were no purchases or sales of this security.

^   Security or a portion thereof is out on loan.
*   Non-income producing security.
ADR American Depositary Receipt
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

Federal Income Tax Cost: At March 31, 2008 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $88,338,427, $20,441,656, $(5,900,287), and $14,541,369, respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                                 INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $102,290,031     $    --
Level 2 - Other Significant Observable Inputs         589,765          --
Level 3 - Significant Unobservable Inputs                --            --
                                                 ------------------------------
TOTAL                                            $102,879,796     $    --
                                                 ==============================

*Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2008.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 10, 2008 with a file number 811-05150.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on March 10, 2008, file number 811-05150. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date: May 23, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 23, 2008


      /s/ Kayadti A. Madison
      -----------------------
      Name:  Kayadti A. Madison
      Title: Principal Financial Officer
      Date:  May 23, 2008